Schedule of Future Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, 2024	$ 1,425
Financing Leases, 2024	111
Operating Leases, 2025	1,466
Financing Leases, 2025	90
Operating Leases, 2026	1,508
Financing Leases, 2026	88
Operating Leases, 2027	486
Financing Leases, 2027	51
Operating Leases, 2028	3
Financing Leases, 2028	34
Operating Leases, 2029 and thereafter
Financing Leases, 2029 and thereafter
Operating Leases, Total minimum lease payments	4,888
Financing Leases, Total minimum lease payments	374
Operating Leases, Less: amounts representing interest	(816)
Financing Leases, Less: amounts representing interest	(77)
Total operating lease liabilities	4,072	$ 349
Total financing lease liabilities	$ 297	$ 214